Government Grants (Tables)	12 Months Ended
Dec. 31, 2022
Government Grants [Abstract]
Schedule of research and development
	Years ended December 31,
	2022	2021	2020
Research and Development Projects
Rapid detection of antibody-based pathogens	$42,055	$102,780	$91,461
Multi-marker test for the early detection of pancreatic cancer	108,999	196,217	100,591
Microarray based on nucleic acid detection for respiratory pathogens	-	-	5,995
Genetically based rapid detection of respiratory tract infections	-	-	26,087
	$151,054	$298,997	$224,134